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                             [Sutherland Asbill & Brennan LLP Letterhead]



CYNTHIA A. REID
DIRECT LINE: 202.383.0472
Internet: cynthia.reid@sablaw.com


                                            July 11, 2006
VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


            Re:        MLIG Variable Insurance Trust
                       File No. 811-21038


Commissioners:


     On behalf of MLIG Variable Insurance Trust (the "Trust"), attached for filing with the Securities and Exchange Commission pursuant to Rule 20a-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of the preliminary solicitation materials requesting voting instructions from owners of variable annuity contracts and variable life insurance contracts ("contract owners") indirectly invested in the Roszel/MLIM Relative Value Portfolio and the Roszel/MLIM Fixed-Income Portfolio (the "Portfolios"), each an investment port-folio of the Trust, with respect to a new sub-advisory agreement for each of the Portfolios.


     If you have any questions or comments, please call the undersigned at the above number or David Goldstein at (202) 383-0606.


                                            Sincerely,


                                            /s/ Cynthia A. Reid
                                            Cynthia A. Reid

Attachment

cc:     Barry Skolnick, Esq.
        Kirsty Lieberman, Esq.
        Christopher Palmer, Esq.
        Gregory Pickard, Esq.
        David Goldstein, Esq.